Other Liabilities And Provisions (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
The Bow Office Project [Member]
Other Liabilities And Provisions [Line Items]
Term Of Lease Agreement In Years	25 years
Production Field Centre [Member]
Other Liabilities And Provisions [Line Items]
Total Discounted Future Payments	564